Fair Value Measurements (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of corporate bonds | integer	63
Unrealized gain on corporate bonds	$ 1,212
Realized gain on corporate bonds	949
Amortized cost of investments	136,655
Carrying amount of corporate bonds	137,867	$ 165,212	$ 0
Carrying amount of mortgage notes payable	88,925	88,789
Fair value of mortgage notes payable	93,065	$ 87,983
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value	$ 137,867